UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07507

                          Scudder Investments VIT Funds
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
         (Address of principal executive offices)             (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                       as of September 30, 2005  (Unaudited)
--------------------------------------------------------------------------------

Scudder VIT Real Estate Securities Portfolio

                                                           Shares      Value ($)
                                               ---------------------------------

    Common Stocks 97.6%

Apartments 17.4%
Amli Residential Properties Trust (REIT)                     4,000       128,280
Apartment Investment & Management Co. "A" (REIT)            25,300       981,134
Archstone-Smith Trust (REIT)                                37,500     1,495,125
Avalonbay Communities, Inc. (REIT)                          19,082     1,635,327
Camden Property Trust (REIT)                                 8,000       446,000
Equity Residential (REIT)                                   43,400     1,642,690
Essex Property Trust, Inc. (REIT)                            4,200       378,000
                                                                      ----------
                                                                       6,706,556

Diversified 3.7%
Capital Automotive (REIT)                                    3,800       147,098
Digital Realty Trust, Inc. (REIT)                            7,100       127,800
Duke Realty Corp. (REIT)                                    16,300       552,244
Equity Lifestyle Properties, Inc. (REIT)                     6,300       283,500
Lexington Corporate Properties Trust (REIT)                 12,900       303,795
                                                                      ----------
                                                                       1,414,437

Health Care 5.7%
LTC Properties, Inc. (REIT)                                  9,400       199,280
National Health Investors, Inc. (REIT)                       5,900       162,899
Nationwide Health Properties, Inc. (REIT)                    9,700       226,010
Senior Housing Properties Trust (REIT)                      31,900       606,100
Ventas, Inc. (REIT)                                         30,850       993,370
                                                                      ----------
                                                                       2,187,659

Hotels 11.4%
Hilton Hotels Corp.                                         42,200       941,904
Host Marriott Corp. (REIT)                                  29,900       505,310
Innkeepers USA Trust (REIT)                                 19,743       305,030
La Quinta Corp.*                                            77,800       676,082
LaSalle Hotel Properties (REIT)                              9,500       327,275
Starwood Hotels & Resorts Worldwide, Inc.                   28,801     1,646,553
                                                                      ----------
                                                                       4,402,154

Industrial 5.5%
Liberty Property Trust (REIT)                               15,300       650,862
ProLogis (REIT)                                             33,400     1,479,954
                                                                      ----------
                                                                       2,130,816

Manufactured Homes 0.2%
American Land Lease, Inc. (REIT)                             4,100        97,375

Media 0.9%
Entertainment Properties Trust (REIT)                        7,600       339,188

Office 19.6%
Arden Realty Group, Inc. (REIT)                             17,428       717,511
BioMed Realty Trust, Inc. (REIT)                            11,200       277,760
Boston Properties, Inc. (REIT)                              23,000     1,630,700
Brandywine Realty Trust (REIT)                              15,100       469,459
CarrAmerica Realty Corp. (REIT)                             11,600       417,020
Corporate Office Properties Trust (REIT)                     7,400       258,630
Equity Office Properties Trust (REIT)                       49,900     1,632,229
Highwoods Properties, Inc. (REIT)                           15,500       457,405
Mack-Cali Realty Corp. (REIT)                               16,090       723,084
Maguire Properties, Inc. (REIT)                              3,700       111,185
Prentiss Properties Trust (REIT)                             6,700       272,020
Trizec Properties, Inc. (REIT)                              24,700       569,582
                                                                      ----------
                                                                       7,536,585

Regional Malls 15.9%
General Growth Properties, Inc. (REIT)                      36,200     1,626,466
Pennsylvania Real Estate Investment Trust (REIT)             5,470       230,725
Simon Property Group, Inc. (REIT)                           39,450     2,924,034
Taubman Centers, Inc. (REIT)                                13,900       440,630
The Macerich Co. (REIT)                                      2,100       136,374
The Mills Corp. (REIT)                                      13,800       760,104
                                                                      ----------
                                                                       6,118,333

Shopping Centers 13.3%
Developers Diversified Realty Corp. (REIT)                       4           187
Equity One, Inc. (REIT)                                      3,900        90,675
Federal Realty Investment Trust (REIT)                      12,900       785,997
Inland Real Estate Corp. (REIT)                             30,500       477,630
New Plan Excel Realty Trust (REIT)                          25,100       576,045
Pan Pacific Retail Properties, Inc. (REIT)                  12,149       800,619
Regency Centers Corp. (REIT)                                 8,600       494,070
Vornado Realty Trust (REIT)                                 21,936     1,900,096
                                                                      ----------
                                                                       5,125,319

Storage 4.0%
Public Storage, Inc. (REIT)                                 18,900     1,266,300
Sovran Self Storage, Inc. (REIT)                             5,800       283,910
                                                                      ----------
                                                                       1,550,210
                                                                      ----------
Total Common Stocks (Cost $31,593,491)                  37,608,632

                                                         Principal
                                                         Amount ($)    Value ($)
                                               ---------------------------------

    Repurchase Agreements 1.6%
State Street Bank and Trust Co., 3.15%,
dated 9/30/2005, to be repurchased                         601,000       601,000
    at $601,158 on 10/3/2005 (a) (Cost $601,000)

                                                            % of
                                                      Net Assets      Value ($)
                                                   -----------------------------
Total Investment Portfolio (Cost $ 32,194,491)              99.2      38,209,632
Other Assets and Liabilities, Net                            0.8         299,879
 -------------------------------------------------------------------------------
Net Assets                                                 100.0      38,509,511

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) Collateralized by $425,000 US Treasury Bond, 8.875%, maturing on 2/15/2019 with a value of $615,188.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Real Estate Securities Portfolio, a
                                    series of Scudder Investments VIT Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Real Estate Securities Portfolio, a
                                    series of Scudder Investments VIT Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005